July 17, 2008

DREYFUS PREMIER MANAGER FUNDS II DREYFUS PREMIER BALANCED OPPORTUNITY FUND

SUPPLEMENT TO PROSPECTUS DATED APRIL 1, 2008

The following information supersedes and replaces the information in the fifth paragraph contained in the section in the Fund’s Prospectus entitled “Management.”

David Bowser and Peter Vaream are the co-primary portfolio managers for the fixed-income portion of the Fund’s portfolio. Mr. Bowser has been employed by Dreyfus since July 2006. He is also a Chartered Financial Analyst and Strategist for Investment Grade Credit, and a portfolio manager for dedicated corporate mandates at Standish Mellon Asset Management Company LLC (Standish Mellon), a subsidiary of BNY Mellon and an affiliate of Dreyfus. Mr. Bowser joined Standish Mellon in 2000. Mr. Vaream has been employed by Dreyfus since April 2008. He is also a Senior Portfolio Manager for Active Core Fixed Income Strategies at Standish Mellon. Mr. Vaream joined Standish Mellon in 2007. Prior to joining Standish Mellon, he was a senior portfolio manager at MFS Investment Management since 1993.

July 17, 2008

DREYFUS PREMIER MANAGER FUNDS II DREYFUS PREMIER BALANCED OPPORTUNITY FUND

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 1, 2008

     The following information supplements and replaces any contrary information contained in the section in the Fund’s Statement of Additional Information entitled “Management Arrangements.”

     David Bowser and Peter Vaream are portfolio managers for the Quality Bond Fund. Messrs. Bowser and Vaream are dual employees of Dreyfus and Standish Mellon Asset Management Company LLC, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

Additional Information about Portfolio Managers

The following table lists the number and types of other accounts advised by Messrs. Bowser and Vaream, as primary portfolio managers, and assets under management in those accounts as of June 30, 2008:

	Registered
	Investment
Portfolio	Company		Pooled	Assets	Other
Manager	Accounts	Assets Managed	Accounts	Managed	Accounts	Assets Managed

David Bowser	7	$1.77 Billion	0	$0	8	$1.51 Billion

Peter Vaream	7	$1.77 Billion	0	$0	8	$1.51 Billion

None of the funds or accounts are subject to a performance-based advisory fee.

     The dollar range of Fund shares beneficially owned by Messrs. Bowser and Vaream, as primary portfolio managers is as follows as, of June 30, 2008:

Dollar Range of Portfolio
Portfolio Manager	Portfolio Name	Shares Beneficially Owned

David Bowser	Dreyfus Premier Balanced	None
Opportunity Fund

Peter Vaream	Dreyfus Premier Balanced	None
Opportunity Fund